Form N-1A Cover	Apr. 30, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	INVESCO QQQ TRUST, SERIES 1
Entity Central Index Key	0001067839
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Prospectus Date	Dec. 22, 2025
Invesco NASDAQ 100 ETF [Member]
Prospectus [Line Items]
Registrant Name	Invesco Exchange-Traded Fund Trust II
Entity Central Index Key	0001378872
Prospectus Date	Dec. 19, 2025